Remeasurement items affecting operating profit - Impairment and (reversal of impairment) of Assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2018
Impairment
Impairment loss (reversal of impairment loss)	R 16,808	R 20,658	R 74,886
Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)	15,946
Right of use assets
Impairment
Impairment loss (reversal of impairment loss)	338
Other intangible assets
Impairment
Impairment loss (reversal of impairment loss)	62
Equity accounted investments
Impairment
Impairment loss (reversal of impairment loss)	462
Other (net)
Impairment
Impairment loss (reversal of impairment loss)	97	270	1,331
Other (net) | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)	72
Other (net) | Right of use assets
Impairment
Impairment loss (reversal of impairment loss)	24
Other (net) | Other intangible assets
Impairment
Impairment loss (reversal of impairment loss)	1
Fuels | Secunda liquid fuels refinery
Impairment
Impairment loss (reversal of impairment loss)	7,692	11,831	7,803
Fuels | Secunda liquid fuels refinery | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)	7,470
Fuels | Secunda liquid fuels refinery | Right of use assets
Impairment
Impairment loss (reversal of impairment loss)	170
Fuels | Secunda liquid fuels refinery | Other intangible assets
Impairment
Impairment loss (reversal of impairment loss)	52
Gas | Production Sharing Agreement (PSA)
Impairment
Impairment loss (reversal of impairment loss)	3,822	3,142	(1,143)	R 1,100
Gas | Production Sharing Agreement (PSA) | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)	3,822
Gas | Central Termica de Temane (CTT)
Impairment
Impairment loss (reversal of impairment loss)	462
Gas | Central Termica de Temane (CTT) | Equity accounted investments
Impairment
Impairment loss (reversal of impairment loss)	462
Chemicals Africa | Sasolburg Chlor-Alkali and PVC
Impairment
Impairment loss (reversal of impairment loss)	417	463	645
Chemicals Africa | Sasolburg Chlor-Alkali and PVC | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)	417
Chemicals Africa | Sasolburg Wax
Impairment
Impairment loss (reversal of impairment loss)	429	364	524
Chemicals Africa | Sasolburg Wax | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)	343
Chemicals Africa | Sasolburg Wax | Right of use assets
Impairment
Impairment loss (reversal of impairment loss)	83
Chemicals Africa | Sasolburg Wax | Other intangible assets
Impairment
Impairment loss (reversal of impairment loss)	3
Chemicals Africa | Polyethylene
Impairment
Impairment loss (reversal of impairment loss)	3,742		4,110
Chemicals Africa | Polyethylene | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)	3,688
Chemicals Africa | Polyethylene | Right of use assets
Impairment
Impairment loss (reversal of impairment loss)	43
Chemicals Africa | Polyethylene | Other intangible assets
Impairment
Impairment loss (reversal of impairment loss)	11
Chemicals America | US phenolics
Impairment
Impairment loss (reversal of impairment loss)	(220)
Chemicals America | US phenolics | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)	(220)
Chemicals Eurasia | Sasol Italy Care Chemicals (CC)
Impairment
Impairment loss (reversal of impairment loss)	367	R 3,258	R 2,037
Chemicals Eurasia | Sasol Italy Care Chemicals (CC) | Property, plant and equipment.
Impairment
Impairment loss (reversal of impairment loss)	354
Chemicals Eurasia | Sasol Italy Care Chemicals (CC) | Right of use assets
Impairment
Impairment loss (reversal of impairment loss)	18
Chemicals Eurasia | Sasol Italy Care Chemicals (CC) | Other intangible assets
Impairment
Impairment loss (reversal of impairment loss)	R (5)